Property, equipment and software, net (Tables)	12 Months Ended
Dec. 31, 2015
Property, equipment and software, net [Abstract]
Property, equipment and software, net
	As of December 31,
	2014	2015
	RMB	RMB
Equipment	24,101	34,802
Leasehold improvements	22,245	35,741
Servers	14,478	18,057
Office furniture, vehicles and logistics equipment	13,452	19,307
Software	6,907	7,978
Total	81,183	115,885
Less: Accumulated depreciation	(30,462)	(59,840)
Net book value	50,721	56,045